BORROWINGS - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Short and long term bank borrowings
Short-term bank borrowings, weighted average interest rate	3.65%
Unused loan facilities (in RMB) or (in dollars)	¥ 2,811,123	¥ 3,164,371
Long Term Bank Borrowings
Short and long term bank borrowings
Long-term bank borrowings, weighted average interest rate	4.97%	5.11%